Putnam VT Small Cap Growth Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value
Aerospace and defense (4.8%)
HEICO Corp. Class A	5,820	$371,898
Mercury Systems, Inc.(NON)	9,020	643,487

		1,015,385
Biotechnology (11.1%)
ACADIA Pharmaceuticals, Inc.(NON)	3,370	142,383
Acceleron Pharma, Inc.(NON)	4,040	363,075
Ascendis Pharma A/S ADR (Denmark)(NON)	2,295	258,440
Biohaven Pharmaceutical Holding Co., Ltd.(NON)	3,025	102,941
Castle Biosciences, Inc.(NON)	2,622	78,162
Emergent BioSolutions, Inc.(NON)	6,900	399,234
Global Blood Therapeutics, Inc.(NON)	1,965	100,392
Immunomedics, Inc.(NON)	6,240	84,115
Insmed, Inc.(NON)	6,335	101,550
Ligand Pharmaceuticals, Inc.(NON)	1,175	85,446
Mirati Therapeutics, Inc.(NON)	1,660	127,604
PTC Therapeutics, Inc.(NON)	4,360	194,500
uniQure NV (Netherlands)(NON)	985	46,738
Veracyte, Inc.(NON)	4,938	120,043
Vericel Corp.(NON)	6,500	59,605
Y-mAbs Therapeutics, Inc.(NON)	4,095	106,880

		2,371,108
Building products (4.1%)
CSW Industrials, Inc.	5,300	343,705
Trex Co., Inc.(NON)	6,755	541,346

		885,051
Capital markets (2.7%)
Hamilton Lane, Inc. Class A	10,295	569,416

		569,416
Chemicals (0.8%)
Ingevity Corp.(NON)	4,685	164,912

		164,912
Commercial services and supplies (2.6%)
Brink's Co. (The)	5,720	297,726
Casella Waste Systems, Inc. Class A(NON)	6,439	251,507

		549,233
Construction and engineering (0.4%)
NV5 Global, Inc.(NON)(S)	2,160	89,186

		89,186
Diversified consumer services (2.1%)
Bright Horizons Family Solutions, Inc.(NON)	2,585	263,670
Chegg, Inc.(NON)	5,285	189,097

		452,767
Electronic equipment, instruments, and components (2.6%)
Novanta, Inc.(NON)	7,055	563,553

		563,553
Equity real estate investment trusts (REITs) (1.7%)
Terreno Realty Corp.	7,110	367,943

		367,943
Food and staples retail (0.6%)
BJ's Wholesale Club Holdings, Inc.(NON)	4,980	126,841

		126,841
Health-care equipment and supplies (10.5%)
Antares Pharma, Inc.(NON)	30,035	70,883
CONMED Corp.	3,855	220,776
Haemonetics Corp.(NON)	1,990	198,323
Inmode, Ltd. (Israel)(NON)(S)	4,396	94,514
Insulet Corp.(NON)	1,330	220,354
Mesa Laboratories, Inc.	575	130,002
Novocure, Ltd. (Jersey)(NON)	3,150	212,121
Quidel Corp.(NON)	7,195	703,743
Tactile Systems Technology, Inc.(NON)	4,120	165,459
Tandem Diabetes Care, Inc.(NON)	3,340	214,929

		2,231,104
Health-care providers and services (4.9%)
1Life Healthcare, Inc.(NON)	3,910	70,967
Amedisys, Inc.(NON)	2,985	547,867
HealthEquity, Inc.(NON)	2,080	105,227
R1 RCM, Inc.(NON)	21,120	191,981
US Physical Therapy, Inc.	1,830	126,270

		1,042,312
Health-care technology (3.0%)
Phreesia, Inc.(NON)	7,360	154,781
Tabula Rasa HealthCare, Inc.(NON)(S)	2,715	141,967
Teladoc Health, Inc.(NON)	2,180	337,922

		634,670
Hotels, restaurants, and leisure (5.8%)
Churchill Downs, Inc.	2,990	307,821
Luckin Coffee, Inc. ADR (China)(NON)(S)	5,505	149,681
Planet Fitness, Inc. Class A(NON)	8,505	414,194
Wingstop, Inc.	4,570	364,229

		1,235,925
Household durables (0.7%)
TopBuild Corp.(NON)	2,220	159,041

		159,041
Insurance (4.3%)
Kinsale Capital Group, Inc.	4,155	434,322
Palomar Holdings, Inc.(NON)	8,316	483,659

		917,981
IT Services (0.9%)
Evo Payments, Inc. Class A(NON)	11,995	183,524

		183,524
Life sciences tools and services (4.3%)
Codexis, Inc.(NON)	9,875	110,205
Medpace Holdings, Inc.(NON)	5,385	395,151
Repligen Corp.(NON)	4,170	402,572

		907,928
Machinery (2.0%)
Albany International Corp. Class A	2,645	125,188
Evoqua Water Technologies Corp.(NON)	1,400	15,694
RBC Bearings, Inc.(NON)	2,581	291,111

		431,993
Media (4.1%)
Cable One, Inc.	495	813,785
TechTarget, Inc.(NON)	3,054	62,943

		876,728
Miscellaneous (0.7%)
EverArc Holdings, Ltd. (British Virgin Islands)(NON)	10,264	153,960

		153,960
Pharmaceuticals (1.0%)
Horizon Therapeutics PLC(NON)	7,290	215,930

		215,930
Real estate management and development (1.3%)
Colliers International Group, Inc. (Canada)	5,625	269,079

		269,079
Road and rail (1.2%)
Saia, Inc.(NON)	3,580	263,273

		263,273
Semiconductors and semiconductor equipment (4.0%)
Brooks Automation, Inc.	5,165	157,533
Cabot Microelectronics Corp.	1,130	128,978
Entegris, Inc.	8,800	393,976
Nova Measuring Instruments, Ltd. (Israel)(NON)	4,995	163,087

		843,574
Software (13.3%)
Everbridge, Inc.(NON)(S)	6,660	708,358
Five9, Inc.(NON)	3,335	254,994
j2 Global, Inc.	5,031	376,570
Mimecast, Ltd.(NON)	2,660	93,898
Paylocity Holding Corp.(NON)	3,895	344,006
Ping Identity Holding Corp.(NON)(S)	9,655	193,293
PROS Holdings, Inc.(NON)	4,760	147,703
Q2 Holdings, Inc.(NON)	1,655	97,744
QAD, Inc. Class A	3,612	144,227
SPS Commerce, Inc.(NON)	5,180	240,922
Verra Mobility Corp.(NON)	32,579	232,614

		2,834,329
Specialty retail (2.1%)
Boot Barn Holdings, Inc.(NON)	5,548	71,736
Five Below, Inc.(NON)	5,435	382,515

		454,251
Trading companies and distributors (1.1%)
SiteOne Landscape Supply, Inc.(NON)	3,175	233,740

		233,740

Total common stocks (cost $20,777,718)		$21,044,737

WARRANTS (—%)(a)
	Expiration date	Strike Price	Warrants	Value
EverArc Holdings, Ltd. (British Virgin Islands)(NON)	12/1/22	$12.00	12,860	$1,929

Total warrants (cost $129)				$1,929

SHORT-TERM INVESTMENTS (7.3%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.54%(AFF)	1,169,950	$1,169,950
Putnam Short Term Investment Fund 0.92%(AFF)	384,519	384,519

Total short-term investments (cost $1,554,469)		$1,554,469
TOTAL INVESTMENTS

Total investments (cost $22,332,316)		$22,601,135

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $21,317,060.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,262,550	$3,727,636	$7,820,236	$21,762	$1,169,950
	Putnam Short Term Investment Fund**	393,186	2,030,492	2,039,159	1,816	384,519

	Total Short-term investments	$5,655,736	$5,758,128	$9,859,395	$23,578	$1,554,469
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,169,950, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,111,591.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$876,728	$—	$—
Consumer discretionary	2,301,984	—	—
Consumer staples	126,841	—	—
Financials	1,487,397	—	—
Health care	7,403,052	—	—
Industrials	3,467,861	—	—
Information technology	4,424,980	—	—
Materials	164,912	—	—
Miscellaneous	153,960	—	—
Real estate	637,022	—	—

Total common stocks	21,044,737	—	—
Warrants	1,929	—	—
Short-term investments	384,519	1,169,950	—

Totals by level	$21,431,185	$1,169,950	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	12,860

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com